Financial Expenses (Tables)	12 Months Ended
Mar. 31, 2020
Financial Expense [Abstract]
Summary of Financial Expenses
The following table summarizes financial expenses:

	March 31,
As at	2020	2019	2018
	$	$	$
Interest on long-term debt	1,155	687	1,156
Interest and financing charges	306	1,202	695
Interest on lease liabilities	375	—	—
Amortization of finance costs	231	144	28
Interest accretion on balances of purchase payable	318	211	232
Interest income	(38)	(3)	(14)
	2,347	2,241	2,097